Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 GBP (£) € / £	Jun. 30, 2026 GBP (£) $ / £	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 GBP (£) € / £	Jun. 30, 2025 GBP (£) $ / £	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£) € / £	Jun. 30, 2024 GBP (£) $ / £	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2023 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers	£ 677,649,000						£ 666,514,000						£ 661,755,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate		1.151	1.3421					1.1908	1.2972					1.1652	1.2605
Derivative financial assets							472,000	£ 472,000	£ 472,000			£ 472,000
Derivative financial liabilities	(5,069,000)	£ (5,069,000)	£ (5,069,000)			£ (5,069,000)	(6,002,000)	(6,002,000)	(6,002,000)			(6,002,000)
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables	132,197,000	132,197,000	132,197,000			132,197,000	177,147,000	177,147,000	177,147,000			177,147,000
Cash and cash equivalents	67,246,000	67,246,000	67,246,000			67,246,000	86,105,000	86,105,000	86,105,000			86,105,000	£ 73,549,000	£ 73,549,000	£ 73,549,000							£ 76,019,000
Trade and other payables	(473,976,000)	(473,976,000)	(473,976,000)			(473,976,000)	(564,605,000)	(564,605,000)	(564,605,000)			(564,605,000)
Borrowings	(688,954,000)	(688,954,000)	(688,954,000)			(688,954,000)	(636,974,000)	(636,974,000)	(636,974,000)			(636,974,000)
Embedded foreign exchange derivatives
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial assets	0	0	0			0	0	0	0			0
Derivative financial liabilities	0	£ 0	0			0	(127,000)	£ (127,000)	(127,000)			(127,000)
Buy Euro | Forward foreign exchange contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.117						1.111
Principal amount / Notional amount	116,143,000	£ 116,143,000	116,143,000			116,143,000	147,584,000	£ 147,584,000	147,584,000			147,584,000							€ 128,126		€ 163,419
Derivative financial liabilities	(5,069,000)	(5,069,000)	(5,069,000)			£ (5,069,000)	(5,830,000)	(5,830,000)	(5,830,000)			£ (5,830,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €					€ 7,400						€ 37,400						€ 63,000
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	1,954,000	1,954,000	1,954,000			£ 1,954,000	1,205,000	1,205,000	1,205,000			£ 1,205,000
Trade receivables	64,562,000	64,562,000	64,562,000			64,562,000	67,152,000	67,152,000	67,152,000			67,152,000
Cash and cash equivalents	13,070,000	13,070,000	13,070,000			13,070,000	24,415,000	24,415,000	24,415,000			24,415,000
Trade and other payables	(200,016,000)	(200,016,000)	(200,016,000)			(200,016,000)	(319,649,000)	(319,649,000)	(319,649,000)			(319,649,000)
Exposure to foreign currency, net	(120,430,000)	(120,430,000)	(120,430,000)			£ (120,430,000)	(226,877,000)	(226,877,000)	(226,877,000)			£ (226,877,000)
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	8,800,000						16,600,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	8,800,000	8,800,000	8,800,000			£ 8,800,000	16,600,000	16,600,000	16,600,000			£ 16,600,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(10,800,000)						(20,400,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	(10,800,000)	(10,800,000)	(10,800,000)			(10,800,000)	(20,400,000)	(20,400,000)	(20,400,000)			(20,400,000)
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $				$ 101.0						$ 104.7						$ 93.7
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	469,000	469,000	469,000			469,000	469,000	469,000	469,000			469,000
Trade receivables	1,341,000	1,341,000	1,341,000			1,341,000	6,244,000	6,244,000	6,244,000			6,244,000
Cash and cash equivalents	7,987,000	7,987,000	7,987,000			7,987,000	22,611,000	22,611,000	22,611,000			22,611,000
Trade and other payables	(174,000)	(174,000)	(174,000)			(174,000)	(432,000)	(432,000)	(432,000)			(432,000)
Borrowings	(578,799,000)	(578,799,000)	(578,799,000)			(578,799,000)	(476,948,000)	(476,948,000)	(476,948,000)			(476,948,000)
Exposure to foreign currency, net	(569,176,000)	(569,176,000)	(569,176,000)			£ (569,176,000)	(448,056,000)	(448,056,000)	(448,056,000)			£ (448,056,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	41,700,000						32,800,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	41,700,000	41,700,000	41,700,000			£ 41,700,000	32,800,000	32,800,000	32,800,000			£ 32,800,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(51,000,000)						(40,200,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	£ (51,000,000)	£ (51,000,000)	£ (51,000,000)			£ (51,000,000)	£ (40,200,000)	£ (40,200,000)	£ (40,200,000)			£ (40,200,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 775.0		$ 650.0